OTHER REVENUE AND EXPENSES - Additional information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
OTHER REVENUE AND EXPENSES
Gain from acquisition of investment	R$ 283,930